BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA (Policies)	12 Months Ended
Dec. 31, 2019
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA
Accounting principles and basis of preparation

2.1          Accounting principles and basis of preparation

The Company’s Consolidated Financial Statements for the periods ended December 31, 2019 and 2018, have been prepared in accordance with the International Financial Reporting Standards (hereinafter "IFRS") issued by the International Accounting Standards Board (hereinafter "IASB").

These Consolidated Financial Statements have been prepared following the going concern principle by applying the historical cost method, with the exception, according to IFRS, of those assets and liabilities that are recorded at fair value.

These Consolidated Statements reflect the consolidated financial position of Embotelladora Andina S.A. and its Subsidiaries as of December 31, 2019 and 2018 and the related consolidated statements of income, comprehensive income, changes in equity and cash flows for each of the three years in the period ended December 31, 2019, 2018 and 2017 and the related notes.

The Company’s 2019 local statutory consolidated financial statements in Spanish were approved by the Company’s Board of Directors on February 25, 2020, with subsequent events first being considered through that date. Those local statutory consolidated financial statements consisted of consolidated statement of financial position as of December 31, 2019 and 2018 along with consolidated income statement, consolidated statement of comprehensive income, consolidated statement of changes in equity, and consolidated statement of cash flows (and related disclosures), each for the two years then ended. Those consolidated financial statements were then subsequently approved by the Company’s shareholders during its April 16, 2020 meeting.

Included in this 2019 consolidated financial statements are consolidated statement of financial position as of December 31, 2019 and 2018, along with consolidated income statement, consolidated statement of comprehensive income, consolidated statement of changes  in equity and consolidated statement of cash flows (and the related disclosures) for each of the three years ended December 31, 2019 2018 and 2017. This three-year presentation of operations, changes in equity and of cash flows is required by the rules of the United States Securities and Exchange Commission. The accompanying English language IFRS consolidated financial statements are consistent with the previously issued local statutory consolidated financial statements. This three-year English language IFRS consolidated financial statements were approved for issuances by the Board of Directors during a session held on April 28, 2020, with subsequent events considered through this later date.

These Consolidated Financial Statements have been prepared based on the accounting records maintained by the Parent Company and by the other entities that are part of the Company and are presented in thousands of Chilean pesos (unless expressly stated) as this is the functional and presentation currency of the Company. Foreign operations are included in accordance with the accounting policies established in Notes 2.5.

Subsidiaries and consolidation

2.2          Subsidiaries and consolidation

Subsidiary entities are those companies directly or indirectly controlled by Embotelladora Andina. Control is obtained when the Company has power over the investee, when it has exposure or is entitled to variable returns from its involvement in the investee and when it has the ability to use its power to influence the amount of investor returns. They include assets and liabilities, results of operations, and cash flows for the periods reported. Income or losses from subsidiaries acquired or sold are included in the Consolidated Financial Statements from the effective date of acquisition through the effective date of disposal, as applicable.

The acquisition method is used to account for the acquisition of subsidiaries. The consideration transferred for the acquisition of the subsidiary is the fair value of assets transferred, equity securities issued, liabilities incurred or assumed on the date that control is obtained. Identifiable assets acquired, and identifiable liabilities and contingencies assumed in a business combination are accounted for initially at their fair values at the acquisition date. Goodwill is initially measured as the excess of the aggregate of the consideration transferred and the fair value of non-controlling interest over the net identifiable assets acquired and liabilities assumed. If the consideration is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the income statement.

Intercompany transactions, balances and unrealized gains on transactions between Group entities are eliminated. Unrealized losses are also eliminated. When necessary, the accounting policies of the subsidiaries are modified to ensure uniformity with the policies adopted by the Group.

The interest of non-controlling shareholders is presented in the consolidated statement of changes in equity and the consolidated statement of income by function under "Non-Controlling Interest" and “Earnings attributable to non-controlling interests", respectively.

The consolidated financial statements include all assets, liabilities, income, expenses, and cash flows of the Company and its subsidiaries after eliminating balances and transaction among the Group’s entities, the subsidiary companies included in the consolidation are the following:

		Ownership interest
		12.31.2019			12.31.2018
Taxpayer ID	Company Name	Direct	Indirect	Total	Direct	Indirect	Total
59.144.140-K	Abisa Corp S.A.	—	99.99	99.99	—	99.99	99.99
Foreign	Aconcagua Investing Ltda.	0.71	99.28	99.99	0.71	99.28	99.99
96.842.970-1	Andina Bottling Investments S.A.	99.90	0.09	99.99	99.90	0.09	99.99
96.972.760-9	Andina Bottling Investments Dos S.A.	99.90	0.09	99.99	99.90	0.09	99.99
Foreign	Andina Empaques Argentina S.A.	—	99.98	99.98	—	99.98	99.98
96.836.750-1	Andina Inversiones Societarias S.A.	99.98	0.01	99.99	99.98	0.01	99.99
76.070.406-7	Embotelladora Andina Chile S.A.	99.99	—	99.99	99.99	—	99.99
Foreign	Embotelladora del Atlántico S.A.	0.92	99.07	99.99	0.92	99.07	99.99
96.705.990-0	Envases Central S.A.	59.27	—	59.27	59.27	—	59.27
96.971.280-6	Inversiones Los Andes Ltda. (1)	—	—	—	99.99	—	99.99
Foreign	Paraguay Refrescos S.A.	0.08	97.75	97.83	0.08	97.75	97.83
76.276.604-3	Red de Transportes Comerciales Ltda.	99.90	0.09	99.99	99.90	0.09	99.99
Foreign	Rio de Janeiro Refrescos Ltda.	—	99.99	99.99	—	99.99	99.99
78.536.950-5	Servicios Multivending Ltda.	99.90	0.09	99.99	99.90	0.09	99.99
78.861.790-9	Transportes Andina Refrescos Ltda.	99.90	0.09	99.99	99.90	0.09	99.99
96.928.520-7	Transportes Polar S.A.	99.99	—	99.99	99.99	—	99.99
76.389.720-6	Vital Aguas S.A.	66.50	—	66.50	66.50	—	66.50
93.899.000-k	Vital Jugos S.A.	15.00	50.00	65.00	15.00	50.00	65.00

(1) Company merged into Andina Bottling Investments SA

Investments in associates and joint ventures

2.3          Investments in associates and joint ventures

Ownership interest held by the Group in joint ventures and associates are recorded following the equity method. According to the equity method, the investment in an associate or joint venture is initially recorded at cost. As of the date of acquisition, the investment in the statement of financial position is recorded by the proportion of its total assets, which represents the Group's participation in its capital, once adjusted, where appropriate, the effect of the transactions made with the Group, plus goodwill that have been generated in the acquisition of the company.

Dividends received from these companies are recorded by reducing the value of the investment and the results obtained by them, which correspond to the Group according to its ownership, are recorded under the item “Participation in profit (loss) of associates accounted for by the equity method.”

2.3.1       Investments in Associates

Associates are all entities over which the Group exercises significant influence but does not have control, significant influence is the power to intervene in the financial and operating policy decisions of the associate, without having control or joint control over it. The results of these associates are accounted for using the equity method. Accounting policies of the associates are changed, where necessary, to ensure conformity with the policies adopted by the Company and unrealized gains are eliminated.

Financial reporting by operating segment

2.4          Financial reporting by operating segment

“IFRS 8 Operating Segments” requires that entities disclose information on the results of operating segments. In general, this is information that Management and the Board of Directors use internally to assess performance of segments and allocate resources to them. Therefore, the following operating segments have been determined based on geographic location:

•	Operation in Chile
•	Operation in Brazil
•	Operation in Argentina
•	Operation in Paraguay

Functional currency and presentation currency

2.5          Functional currency and presentation currency

2.5.1       Functional currency

Items included in the financial statements of each of the entities in the Company are measured using the currency of the primary economic environment in which the entity operates (“functional currency”). The functional currency of each of the Operations is the following:

Company	Functional currency
Embotelladora del Atlántico	Argentine Peso (ARS)
Embotelladora Andina	Chilean Peso (CLP)
Paraguay Refrescos	Paraguayan Guaraní (PYG)
Rio de Janeiro Refrescos	Brazil Real (BRL)

Foreign currency-denominated monetary assets and liabilities are converted to the functional currency at the spot exchange rate in effect on the closing date.

All differences arising from the liquidation or conversion of monetary items are recorded in the income statement, with the exception of the monetary items designated as part of the hedging of the Group's net investment in a business abroad. These differences are recorded in another overall result until the disposal of the net investment, at which point they are reclassified to the income statement. Tax adjustments attributable to exchange differences in these monetary items are also recognized in another overall outcome.

Non-monetary items that are valued at historical cost in a foreign currency are converted using the exchange rate in effect at the date of the initial transaction. Non-monetary items measured at fair value in a foreign currency are converted using the exchange rate in effect at the date on which fair value is determined. Losses or gains arising from the conversion of non-monetary items measured at fair value are recorded in accordance with the recognition of losses or gains arising from the change in the fair value of the respective item (e.g., exchange differences arising from items whose fair value gains or losses are recognized in another overall result or in results are also recognized in another overall result or in results, respectively).

Functional currency in hyperinflationary economies

Beginning July 2018, Argentina's economy is considered as hyperinflationary, according to the criteria established in the International Accounting Standard No. 29 “Financial information in hyperinflationary economies” (IAS 29). This determination was carried out based on a series of qualitative and quantitative criteria, including an accumulated inflation rate of more than 100% for three years. In accordance with IAS 29, the financial statements of companies in which Embotelladora Andina S.A. participates in Argentina have been retrospectively restated by applying a general price index to the historical cost, in order to reflect the changes in the purchasing power of the Argentine peso, as of the closing date of these financial statements.

Non-monetary assets and liabilities were restated since February 2003, the last date an inflation adjustment was applied for accounting purposes in Argentina. In this context, it should be mentioned that the Group made its transition to IFRS on January 1, 2004, applying the attributed cost exemption for Property, plant and equipment.

For consolidation purposes in Embotelladora Andina S.A. and as a result of the adoption of IAS 29, the results and financial situation of our Argentine subsidiaries were converted to the closing exchange rate (ARS/CLP) as December 31, 2019, in accordance with IAS 21 "Effects of foreign currency exchange rate variations", when dealing with a hyperinflationary economy.

The comparative amounts in the consolidated financial statements are those that were presented as current year amounts in the relevant prior year financial statements (i.e. not adjusted for subsequent changes in the price level or exchange rates). This results in differences between the closing equity of the previous year and the opening equity of the current year and, as an accounting policy choice, these changes are presented as follows: (a) the remeasurement of beginning balances under IAS 29 as an adjustment to equity and (b) the subsequent effects, including retranslation under IAS 21, as “Exchange differences on translation of foreign operations” in other comprehensive income.

Inflation for the periods January to December 2019 and 2018 amounted to 54.85% and 47.6%, respectively. The first-time adoption of IAS 29 in 2018 resulted in a positive adjustment in the accumulated consolidated results of Embotelladora Andina S.A., for CLP 79,499,736 thousand (net of deferred taxes) as of January 1,  2018.

2.5.2       Presentation currency

The presentation currency is the Chilean peso, which is the functional currency of the parent company, for such purposes, the financial statements of subsidiaries are translated from the functional currency to the presentation currency.

The financial statements of these subsidiaries are remeasured as if its functional currency was the reporting currency of the parent company. The financial statements were translated as indicated below.

a.	Translation of financial statements whose functional currency does not correspond to hyperinflationary economies (Brazil and Paraguay)

Financial statements measured as indicated are translated to the presentation currency as follows:

•

The statement of financial position is translated to the closing exchange rate at the financial statement date and the income statement is translated at the average monthly exchange rates, the differences that result are recognized in equity under other comprehensive income.

•	Cash flow income statement are also translated at average exchange rates for each transaction.
•	In the case of the disposal of an investment abroad, the component of other comprehensive income (OCI) relating to that investment is reclassified to the income statement.
b.	Translation of financial statements whose functional currency corresponds to hyperinflationary economies (Argentina)

Financial statements of economies with a hyperinflationary economic environment, are recognized according to IAS 29 Financial Information in Hyperinflationary Economies, and subsequently converted to Chilean pesos as follows:

•	The statement of financial position sheet is translated at the closing exchange rate at the financial statements date;
•	The income statement is translated at the closing exchange rate at the financial statements date
•	The statement of cash flows is converted to the closing exchange rate at the date of the financial statements.
•	In the case of the disposal of an investment abroad, the component of other comprehensive income (OCI) relating to that investment is reclassified to the income statement.

2.5.3       Exchange rates

Exchange rates regarding the Chilean peso in effect at the end of each period are as follows:

Date	USD	BRL	ARS	PGY
12.31.2019	748.74	185.76	12.50	0.116
12.31.2018	694.77	179.30	18.43	0.117
12.31.2017	614.75	185.84	32.96	0.110

Property, plant, and equipment

2.6          Property, plant, and equipment

The elements of Property, plant and equipment, are valued for their acquisition cost, net of their corresponding accumulated depreciation, and of the impairment losses they have experienced.

The cost of the items of Property, plant and equipment include in addition to the price paid for the acquisition: i) the financial expenses accrued during the construction period that are directly attributable to the acquisition, construction or production of qualified assets, which are those that require a substantial period of time before being ready for use, such as production facilities. The Group defines a substantial period as one that exceeds twelve months. The interest rate used is that corresponding to specific financing or, if it does not exist, the weighted average financing rate of the Company making the investment; and ii) personnel expenses directly related to the construction in progress.

Construction in progress is transferred to operating assets after the end of the trial period when they are available for use, from which moment depreciation begins.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset only when it is probable that future economic benefits associated with the items of Property, plant and equipment will flow to the Company and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. Repairs and maintenance are charged to the income statement in the reporting period in which they are incurred.

Land is not depreciated since it has an indefinite useful life. Depreciation on other assets is calculated using the straight-line method to allocate their cost or revalued amounts to their residual values over their estimated useful lives.

The estimated useful lives by asset category are:

Assets	Range in years
Buildings	30	-	50
Plant and equipment	10	-	20
Warehouse installations and accessories	10	-	30
Furniture and supplies	4	-	5
Motor vehicles	5	-	7
Other Property, plant and equipment	3	-	8
Bottles and containers	2	-	8

The residual value and useful lives of Property, plant and equipment are reviewed and adjusted at the end of each fiscal year, if appropriate.

When the value of an asset is greater than its estimated recoverable amount, the value is written down immediately to its recoverable amount.

Gains and losses on disposals of property, plant, and equipment are calculated by comparing the proceeds to the carrying amount and are charged to other expenses by function or other gains, as appropriate in the statement of comprehensive income.

If there are items available for sale and comply with the conditions of IFRS 5 “Non-current assets held for sale and discontinued operations” are separated from Property, plant and equipment and are presented within current assets at the lower value between the book value and its fair value less selling costs.

Intangible assets and Goodwill

2.7          Intangible assets and Goodwill

2.7.1       Goodwill

Goodwill represents the excess of the consideration transferred over the Company’s interest in the net fair value of the net identifiable assets of the subsidiary and the fair value of the non-controlling interest in the subsidiary on the acquisition date. Since goodwill is an intangible asset with indefinite useful life, it is recognized separately and tested annually for impairment. Goodwill is carried at cost less accumulated impairment losses.

Gains and losses on the sale of an entity include the carrying amount of goodwill related to that entity.

Goodwill is assigned to each cash generating unit (CGU) or group of cash-generating units, from where it is expected to benefit from the synergies arising from the business combination. Such CGUs or groups of CGUs represent the lowest level in the organization at which goodwill is monitored for internal management purposes.

2.7.2       Distribution rights

Distribution rights are contractual rights to produce and/or distribute products under the Coca-Cola brand and other brands in certain territories in Argentina, Brazil, Chile and Paraguay that were acquired during Business Combination.  Distribution rights are born from the process of valuation at fair value of the assets and liabilities of companies acquired in business combinations. Distribution rights have an indefinite useful life and are not amortized, (as they are permanently renewed by The Coca-Cola Company) and therefore are subject to impairment tests on an annual basis.

2.7.3       Software

Carrying amounts correspond to internal and external software development costs, which are capitalized once the recognition criteria in IAS 38, Intangible Assets, have been met. Their accounting recognition is initially realized for their acquisition or production cost and, subsequently, they are valued at their net cost of their corresponding accumulated amortization and of the impairment losses that, if applicable, they have experienced. The aforementioned software is amortized within four years.

Impairment of non-financial assets

2.8          Impairment of non-financial assets

Assets that have an indefinite useful life, such as intangibles related to distribution rights and goodwill, are not amortized and are tested annually for impairment or more frequently if events or changes in circumstances indicate a potential impairment. Assets that are subject to amortization are tested for impairment whenever there is an event or change in circumstances indicating that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the carrying value of the asset exceeds its recoverable amount. The recoverable amount is the greater of an asset’s fair value less costs to sell or its value in use.

For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash generating units – CGU).

Regardless of what was stated in the previous paragraph, in the case of CGUs to which goodwill or intangible assets have been assigned with an indefinite useful life, the analysis of their recoverability is carried out systematically at the end of each fiscal year. These indications may include new legal provisions, change in the economic environment that affects business performance indicators, competition movements, or the disposal of an important part of a CGU.

Management reviews business performance based on geographic segments. Goodwill is monitored at the operating segment level that includes the different cash generating units in operations in Chile, Brazil, Argentina and Paraguay. The impairment of distribution rights is monitored geographically in the CGU or group of cash generating units, which correspond to specific territories for which Coca-Cola distribution rights have been acquired. These cash generating units or groups of cash generating units are composed of the following segments:

-	Operation in Chile (excluding the Metropolitan Region, Rancagua Province and San Antonio Province);
-	Operation in Argentina (North and South region);
-	Operation in Brazil (State of Rio de Janeiro and Espirito Santo, Ipiranga territories, investment in the Sorocaba associate and investment in the Leão Alimentos S.A. associate);
-	Operation in Paraguay

To check if goodwill has suffered a loss due to impairment of value, the Company compares the book value thereof with its recoverable value, and recognizes an impairment loss, for the excess of the asset’s carrying amount over its recoverable amount. To determine the recoverable values of the CGU, management considers the discounted cash flow method as the most appropriate.

The main assumptions used in the annual test are:

a)	Discount rate

The discount rate applied in the annual test carried out in December 2019 was estimated using the CAPM (Capital Asset Pricing Model) methodology, which allows estimating a discount rate according to the level of risk of the CGU in the country where it operates. A nominal discount rate before tax is used according to the following table:

	Discount rates	Discount rates
	2019	2018
Argentina	35.3%	21.2%
Chile	8.5%	8.1%
Brazil	11.4%	10.9%
Paraguay	11.5%	10.1%

Management carries out the process of annual goodwill impairment assessments as of December 31 of each year for each CGU.

b)	Other assumptions

The financial projections to determine the net present value of the future cash flows of the CGUs are modeled based on the main historical variables and the respective budgets approved by the CGU. In this regard, a conservative growth rate is used, which reaches 3% for the carbonated beverage category and up to 7% for less developed categories such as juices and waters. Beyond the fifth year of projection, growth perpetuity rates are established per operation ranging from 1% to 2.5% depending on the degree of maturity of the consumption of the products in each operation. In this sense, the variables with greatest sensitivity in these projections are the discount rates applied in the determination of the net present value of projected cash flows, growth perpetuities and EBITDA margins considered in each CGU.

In order to sensitize the changes in key assumptions, variations were applied to the key asssumptions used in the model. Ranges used for each of the modified variables are:

-	Discount Rate: Increase / Decrease of up to 100 bps as a value in the rate at which future cash flows are discounted to bring them to present value
-	Perpetuity: Increase / Decrease of up to 75 bps in the rate to calculate the perpetual growth of future cash flows
-	EBITDA margin: Increase / Decrease of 100bps of EBITDA margin of operations, which is applied per year for the projected periods, that is, for the years 2020-2024

The Company conducts impairment analyses on an annual basis, as a result of tests conducted as of December 31, 2019 and 2018, no signs of impairments in any of the CGUs were identified, assuming conservative EBITDA margin projections in line with market history.

Despite the deterioration in macroeconomic conditions experienced by the economies of the countries where cash-generating units operate, the impairment test resulted in recovery values higher than the book values including sensitivity calculations to which it was submitted.

Financial instruments

2.9          Financial instruments

A financial instrument is any contract that results in the recognition of a financial asset in one entity and a financial liability or equity instrument in another entity.

2.9.1          Financial assets

Pursuant to IFRS 9 “Financial Instruments”, except for certain trade accounts receivable, the Group initially measures a financial asset at its fair value plus transaction costs, in the case of a financial asset that is not at fair value, reflecting changes in P&L.

According to IFRS 9, financial assets are subsequently measured at (i) fair value with changes in P&L (FVPL), (ii) amortized cost or (iii) fair value through other comprehensive income (FVOCI). The classification is based on two criteria: (a) the Group’s business model for the purpose of managing financial assets to obtain contractual cash flows; and (b) if the contractual cash flows of financial instruments represent “solely payments of principal and interest” on the outstanding principal amount (the “SPPI criterion”).

The subsequent classification and measurement of the Group’s financial assets are as follows:

•

Financial asset at amortized cost for financial instruments that are maintained within a business model with the objective of maintaining the financial assets to collect contractual cash flows that meet the SPPI criterion. This category includes the Group’s trade and other accounts receivable.

•

Financial assets measured at fair value with changes in other comprehensive income (FVOCI), with gains or losses recognized in P&L at the time of liquidation. Financial assets in this category correspond to the Group’s instruments that meet the SPPI criterion and are kept within a business model both to collect cash flows and to sell.

Other financial assets are classified and subsequently measures as follows:

•

Equity instruments at fair value with changes in other comprehensive income (FVOCI) without recognizing earnings or losses in P&L at the time of liquidation. This category only includes equity instruments that the Group intends to keep in the foreseeable future and that the Group has irrevocably chosen to classify in this category in the initial recognition or transition.

•

Financial assets at fair value with changes in P&L (FVPL) include derivative instruments and equity instruments quoted that the Group had not irrevocably chosen to classify at FVOCI in the initial recognition or transition. This category also includes debt instruments whose cash flow characteristics do not comply with the SPPI criterion or are not kept within a business model whose objective is to recognize contractual cash flows or sale.

A financial asset (or, where applicable, a portion of a financial asset or a portion of a group of similar financial assets) is initially disposed (for example, canceled in the Group’s consolidated financial statements) when:

-	The rights to receive cash flows from the asset have expired,
-

The Group has transferred the rights to receive the cash flows of the asset or has assumed the obligation to pay all cash flows received without delay to a third party under a transfer agreement; and the Group (a) has substantially transferred all risks and benefits of the asset, or (b) has not substantially transferred or retained all risks and benefits of the asset, but has transferred control of the asset.

2.9.2        Financial Liabilities

Financial liabilities are classified as a fair value financial liability at the date of their initial recognition, as appropriate, with changes in results, loans and credits, accounts payable or derivatives designated as hedging instruments in an effective coverage.

All financial liabilities are initially recognized at fair value and transaction costs directly attributable are netted from loans and credits and accounts payable.

The Group’s financial liabilities include trade and other accounts payable, loans and credits, including those discovered in current accounts, and derivative financial instruments.

The classification and subsequent measurement of the Group’s financial liabilities  are as follows:

-

Fair value financial liabilities with changes in results include financial liabilities held for trading and financial liabilities designated in their initial recognition at fair value with changes in results. The losses or gains of liabilities held for trading are recognized in the income statement.

-

Loans and credits are valued at cost or amortized using the effective interest rate method. Gains and losses are recognized in the income statement when liabilities are disposed, as well as interest accrued in accordance with the effective interest rate method.

A financial liability is disposed of when the obligation is extinguished, cancelled or expires. Where an existing financial liability is replaced by another of the same lender under substantially different conditions, or where the conditions of an existing liability are substantially modified, such exchange or modification is treated as a disposal of the original liability and the recognition of the new obligation. The difference in the values in the respective books is recognized in the statement of income.

2.9.3        Offsetting financial instruments

Financial assets and financial liabilities are offset with the corresponding net amount presenting the corresponding net amount in the statement of financial position, if:

-	There is currently a legally enforceable right to offset the amounts recognized, and
-	It is intended to liquidate them for the net amount or to realize the assets and liquidate the liabilities simultaneously.

Derivatives financial instruments and hedging activities

2.10        Derivatives financial instruments and hedging activities

The Company and its subsidiaries use derivative financial instruments to mitigate risks relating to changes in foreign currency and exchange rates associated with raw materials, and loan obligations.

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently re-measured at their fair value at each closing date. Derivatives are accounted as financial assets when the fair value is positive and as financial liabilities when the fair value is negative. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged.

2.10.1     Derivative financial instruments designated as cash flow hedges

At the inception of the transaction, the group documents the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The group also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items.

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in the consolidated income statement within “other gains (losses)”

Amounts accumulated in equity are reclassified to profit or loss in the periods when the hedged item affects profit or loss (for example, when foreign currency denominated financial liabilities are translated into their functional currencies). The gain or loss relating to the effective portion of cross currency swaps hedging the effects of changes in foreign exchange rates are recognized in the consolidated income statement within “foreign exchange differences.” When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognized when the forecast transaction is ultimately recognized in the consolidated income statement.

2.10.2     Derivative financial instruments not designated for hedging

The fair value of derivative financial instruments that do not qualify for hedge accounting pursuant to IFRS are immediately recognized in the consolidated income statement under “Other income and losses”.  The fair value of these derivatives is recorded under “other current financial assets” or “other current financial liabilities” in the statement of financial position.”

The Company does not use hedge accounting for its foreign investments.

The Company also evaluates the existence of derivatives implicitly in contracts and financial instruments as stipulated by IFRS 9 and classifies them pursuant to their contractual terms and the business model of the group. As of December 31, 2019, the Company had no implicit derivatives.

2.10.3     Fair value hierarchy

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the date of the transaction. Fair value is based on the presumption that the transaction to sell the asset or to transfer the liability takes place;

-	In the asset or liability main market, or
-	In the absence of a main market, in the most advantageous market for the transaction of those assets or liabilities.

The Company maintains assets related to foreign currency derivative contracts which were classified as Other current and non-current financial assets and Other current and non-current financial liabilities, respectively, and are accounted at fair value within the statement of financial position. The Company uses the following hierarchy to determine and disclose the fair value of financial instruments with assessment techniques:

Level 1:	Quote values (unadjusted) in active markets for identical assets or liabilities
Level 2:	Valuation techniques for which the lowest level variable used, which is significant for the calculation, is directly or indirectly observable
Level 3:	Valuation techniques for which the lowest level variable used, which is significant for the calculation, is not observable.

During the reporting periods there were no transfers of items between fair value measurement categories. All of which were valued during the period using Level 2.

Inventories

2.11        Inventories

Inventories are stated at the lower of cost and net realizable value. Cost is determined using the weighted average cost method. The cost of finished goods and work in progress includes raw materials, direct labor, other direct costs and manufacturing overhead (based on operating capacity) to bring the goods to marketable condition, but it excludes interest expense. Net realizable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses. Spare parts and production materials are stated at the lower of cost or net realizable value.

The initial cost of inventories includes the transfer of losses and gains from cash flow hedges, recognized under other comprehensive income, related to the purchase of raw materials.

Estimates are also made for obsolescence of raw materials and finished products based on turnover and age of the related goods.

Trade receivables

2.12        Trade receivables

Trade accounts receivables and other accounts receivable are measured and recognized at the transaction price at the time they are generated pursuant to IFRS 15, since they do not have a significant financial component, less provision for expected credit losses.

The Group recognizes an allowance for expected credit losses. The Group applies a simplified approach in calculating expected credit losses. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

The carrying amount of the asset is reduced by the provision of expected credit losses, and the loss is recognized in administrative expenses in the consolidated income statement by function.

Cash and cash equivalents

2.13        Cash and cash equivalents

Cash and cash equivalents include cash on hand, bank balances, time deposits and other short-term highly liquid and low risk of change in value investments and mutual funds with original short-term maturities equal to or less than three months from the date of acquisition.

Other financial liabilities

2.14        Other financial liabilities

Resources obtained from financial institutions as well as the issuance of debt securities are initially recognized at fair value, net of costs incurred during the transaction. Then, liabilities are valued by accruing interests in order to equal the current value with the future value of liabilities payable, using the effective interest rate method.

General and specific borrowing costs directly attributable to the acquisition, construction or production of qualified assets, considered as those that require a substantial period of time in order to get ready for their forecasted use or sale, are added to the cost of those assets until the period in which the assets are substantially ready to be used or sold.

Income tax

2.15        Income tax

The Company and its subsidiaries in Chile account for income tax according to the net taxable income calculated based on the rules in the Income Tax Law. Subsidiaries in other countries account for income taxes according to the tax regulations of the country in which they operate.

Deferred income taxes are calculated using the liability method on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Financial Statements, using the tax rates that have been enacted or substantively enacted on the balance sheet date and are expected to apply when the deferred income tax asset is realized, or the deferred income tax liability is settled.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilized.

The Company does not recognize deferred income taxes for temporary differences from investments in subsidiaries in which the Company can control the timing of the reversal of the temporary differences and it is probable that they will not be reversed in the near future.

Employee benefits

2.16        Employee benefits

The Company records a liability regarding indemnities for years of service that will be paid to employees in accordance with individual and collective agreements subscribed with employees, which is recorded at actuarial value in accordance with IAS 19 “Employee Benefits”.

Results from updated of actuarial variables are recorded within other comprehensive income in accordance with IAS 19.

Additionally, the Company has retention plans for some officers, which have a provision pursuant to the guidelines of each plan. These plans grant the right to certain officers to receive a cash payment on a certain date once they have fulfilled with the required years of service.

The Company and its subsidiaries have recorded a provision to account for the cost of vacations and other employee benefits on an accrual basis. These liabilities are recorded under current non-financial liabilities.

Provisions

2.17        Provisions

Provisions for litigation and other contingencies are recognized when the Company has a present legal or constructive obligation as a result of past event, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation.

Leases

2.18        Leases

In accordance with IFRS 16 “Leases” Embotelladora Andina  analyzes, at the beginning of the contract, the economic background of the agreement, to determine if the  contract is, or contains, a lease, evaluating whether the agreement transfers the right to control the use of an identified asset for a period of time in exchange for a consideration. Control is considered to exist if the client has i) the right to obtain substantially all the economic benefits from the use of an identified asset; and ii) the right to direct the use of the asset.

The Company when operating as a lessee, at the beginning of the lease (on the date the underlying asset is available for use) records an asset for the right-of-use in the statement of financial position (under Property, plant and equipment) and a lease liability (under Other financial liabilities). This asset is initially recognized at cost, which includes: i) value of the initial measurement of the lease liability; ii) lease payments made up to the start date less lease incentives received; iii) the initial direct costs incurred; and iv) the estimation of costs for dismantling or restoration. Subsequently, the right-of-use asset is measured at cost, adjusted by any new measurement of the lease liability, less accumulated depreciation and accumulated losses due to impairment of value. The right-of-use asset is depreciated in the same terms as the rest of similar depreciable assets, if there is reasonable certainty that the lessee will acquire ownership of the asset at the end of the lease. If such certainty does not exist, the asset depreciates at the shortest period between the useful life of the asset or the lease term.

On the other hand, the lease liability is initially measured at the present value of the lease payments, discounted at the incremental loan rate of the Company, if the interest rate implicit in the lease could not be easily determined. Lease payments included in the measurement of the liability include: i) fixed payments, less any lease incentive receivable; ii) variable lease payments; iii) residual value guarantees; iv) exercise price of a purchase option; and v) penalties for lease termination.

The lease liability is increased to reflect the accumulation of interest and is reduced by the lease payments made. In addition, the carrying amount of the liability is measured again if there is a modification in the terms of the lease (changes in the term, in the amount of payments or in the evaluation of an option to buy or change in the amounts to be paid). Interest expense is recognized as an expense and is distributed among the periods that constitute the lease period, so that a constant interest rate is obtained in each year on the outstanding balance of the lease liability.

Short-term leases, equal to or less than one year, or lease of low-value assets are excepted from the application of the recognition criteria described above, recording the payments associated with the lease as an expense in a linear manner throughout the lease term. The Company does not act as lessor.

Deposits for returnable containers

2.19        Deposits for returnable containers

This liability comprises cash collateral, or deposit, received from customers for bottles and other returnable containers made available to them.

This liability pertains to the deposit amount that is reimbursed when the customer or distributor returns the bottles and containers in good condition, together with the original invoice. The liability is estimated based on the number of bottles given to clients and distributors, the estimated number of bottles in circulation, and a historical average weighted value per bottle or containers. Deposits for returnable containers are presented as a current liability in other financial liabilities because the Company does not have legal rights to defer settlement for a period in excess of one year. However, the Company does not anticipate any material cash settlements for such amounts during the upcoming year.

Revenue recognition

2.20        Revenue recognition

The Company recognizes revenue when control over a good or service is transferred to the client. Control refers to the ability of the client to direct the use and obtain substantially all the benefits of the goods and services exchanged. Revenue is measured based on the consideration to which it is expected to be entitled for such transfer of control, excluding amounts collected on behalf of third parties.

Management has defined the following indicators for revenue recognition, applying the five-step model established by IFRS 15 “Revenue from contracts with customers”: 1) Identification of the contract with the customer; 2) Identification of performance obligations; 3) Determination of the transaction price; 4) Assignment of the transaction price; and 5) Recognition of revenue.

All the above conditions are met at the time the products are delivered to the customer. Net sales reflect the units delivered at list price, net of promotions, discounts and taxes.

The revenue recognition criteria of the good provided by Embotelladora Andina corresponds to a single performance obligation that transfers the product to be received to the customer.

Contributions of The Coca-Cola Company

2.21        Contributions of The Coca-Cola Company

The Company receives certain discretionary contributions from The Coca-Cola Company (TCCC) mainly related to the financing of advertising and promotional programs for its products in the territories where the Company has distribution licenses. The contribution received from TCCC are recognized in net income after the conditions agreed with TCCC in order to become a creditor to such incentive have been fulfilled, they are recorded as a reduction in the marketing expenses included in the Administration Expenses account. Given its discretionary nature, the portion of contributions received in one period does not imply it will be repeated in the following period.

Dividend payments

2.22        Dividend payments

Dividend distribution to Company shareholders is recorded as a liability in the Company’s Consolidated Financial Statements, considering the 30% minimum dividend of the period’s earnings established by Chilean Corporate Law, unless otherwise agreed in the respective meeting, by the unanimity of the issued shares.

Interim and final dividends are recorded at the time of their approval by the competent body, which in the first case is normally the Board of Directors of the Company, while in the second case it is the responsibility of General Shareholders’ Meeting.

Critical accounting estimates and judgments

2.23        Critical accounting estimates and judgments

The Company makes estimates and judgments concerning the future. Actual results may differ from previously estimated amounts.

In preparing the consolidated financial statements, the Company has used certain judgments and estimates made to quantify some of the assets, liabilities, income, expenses and commitments.

Following is a summary of the estimates and judgments that might have a material impact on future financial statements.

2.23.1     Impairment of goodwill and intangible assets with indefinite useful lives

The Company tests annually whether goodwill and intangible assets with indefinite useful life (such as distribution rights) have suffered any impairment. The recoverable amounts of cash generating units are generating units are determined based on value in use calculations. The key variables used in the calculations include sales volumes and prices, discount rates, marketing expenses and other economic factors including inflation.  The estimation of these variables requires a use of estimates and judgments as they are subject to inherent uncertainties; however, the assumptions are consistent with the Company’s internal planning end past results. Therefore, management evaluates, and updates estimates according to the conditions affecting the variables.  If these assets are considered to have been impaired, they will be written off at their estimated fair value or future recovery value according to the discounted cash flows analysis. As of December 31, 2019, discounted cash flows in the Company’s cash generating units in Chile, Brazil, Argentina and Paraguay generated a higher value than the carrying values of the respective net assets, including goodwill of the Brazilian, Argentinian and Paraguayan subsidiaries.

2.23.2     Fair Value of Assets and Liabilities

IFRS requires in certain cases that assets and liabilities be recorded at their fair value. Fair value is the price that would be received for selling an asset or paid to transfer a liability in a transaction ordered between market participants at the date of measurement.

The basis for measuring assets and liabilities at fair value are their current prices in an active market. For those that are not traded in an active market, the Company determines fair value based on the best information available by using valuation techniques.

In the case of the valuation of intangibles recognized as a result of acquisitions from business combinations, the Company estimates the fair value based on the “multi-period excess earning method”, which involves the estimation of future cash flows generated by the intangible assets, adjusted by cash flows that do not come from these, but from other assets. The Company also applies estimations over the period during which the intangible assets will generate cash flows, cash flows from other assets, and a discount rate.

Other assets acquired, and liabilities assumed in a business combination are carried at fair value using valuation methods that are considered appropriate under the circumstances. Assumptions include the depreciated cost of recovery and recent transaction values for comparable assets, among others. These valuation techniques require certain inputs to be estimated, including the estimation of future cash flows.

2.23.3     Allowances for expected credit losses

The Group uses a provision matrix to calculate expected credit losses for trade receivables. Provisions are based on due days for various groups of customer segments that have similar loss patterns (i.e. by geography region, product type, customer type and rating, and credit letter coverage and other forms of credit insurance).

The provision matrix is initially based on the historically observed non-compliance rates for the Group. The Group will calibrate the matrix to adjust the historical credit loss experience with forward-looking information. For example, if expected economic conditions (i.e. gross domestic product) are expected to deteriorate over the next year, which can lead to more non-compliances in the industry, historical default rates are adjusted. At each closing date, the observed historical default rates are updated and changes in prospective estimates are analyzed. The assessment of the correlation between observed historical default rates, expected economic conditions and expected credit losses are significant estimates.

2.23.4     Useful life, residual value and impairment of property, plant, and equipment

Property, plant, and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful life of those assets. Changes in circumstances, such as technological advances, changes to the Company’s business model, or changes in its capital strategy might modify the effective useful lives as compared to our estimates. Whenever the Company determines that the useful life of Property, plant and equipment might be shortened, it depreciates the excess between the net book value and the estimated recoverable amount according to the revised remaining useful life. Factors such as changes in the planned usage of manufacturing equipment, dispensers, transportation equipment and  computer software could make the useful lives of assets shorter. The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of any of those assets may not be recovered. The estimate of future cash flows is based, among other factors, on certain assumptions about the expected operating profits in the future. The Company’s estimation of discounted cash flows may differ from actual cash flows because of, among other reasons, technological changes, economic conditions, changes in the business model, or changes in operating profit. If the sum of the projected discounted cash flows (excluding interest) is less than the carrying amount of the asset, the asset shall be written-off  to its estimated recoverable value.

2.23.5     Liabilities for deposits of returnable container

The Company records a liability for deposits received in exchange for bottles and containers provided to its customers and distributors. This liability represents the amount of deposits that must be reimbursed if the customer or distributor returns the bottles and containers in good condition, together with the original invoice. This liability is estimated based on the number of bottles given on loan to customers and distributors, estimates of bottles in circulation and the weighted average historical cost per bottle or container. Management uses professional judgment in order to estimate this liability, including the number of bottles in circulation, the amount of deposit that must be reimbursed and the timing of disbursements.

New Standards, Interpretations and Amendments for annual periods beginning on or after January 1, 2019

2.24.1     New Standards, Interpretations and Amendments for annual periods beginning on or after January 1, 2019.

Standards and interpretations, as well as the improvements and amendments to IFRS, which have been issued, effective at the date of these financial statements, are detailed below. The Company has applied these rules concluding that they will not significantly affect the financial statements.

	Standards, Interpretations, Amendments	Mandatory application date
IFRS 16	Leases	January 1, 2019
IFRIC 23	Uncertainty over Income Tax Treatments	January 1, 2019

IFRS 16 “Leases”

IFRS 16 replaces IAS17 “Leases”, IFRIC 4 “Determining Whether an Arrangement Contains a Lease”, SIC-15 “Operating Leases Incentives” and SIC-27 “Evaluating the Substance of Transactions in the Legal Form of a Lease.” The standard establishes the principles for the recognition, measurement, presentation and disclosure of leases and requires that lessees consider most leases in a single balance sheet model.

The lessor’s accounting under IFRS 16 remains substantially unchanged from IAS 17. Lessors will continue to classify leases as operating or financial leases using principles similar to those in IAS 17.

The Group adopted IFRS 16 using the amended retrospective adoption method, with an initial application date of January 1, 2019. The Group chose to use the transition practice to not re-evaluate whether a contract is, or contains, a lease as of January 1, 2019. Instead, the Group applied the rule only to contracts that were previously identified as leases applying IAS 17 and IFRIC 4 on the date of initial application. The Group also chose to use the recognition exemptions for leases that, on the start date, have a lease term of 12 months or less and do not contain a purchase option (short-term leases), and leases for which the underlying asset is of low value (low-value assets).

The effects of adopting IFRS 16 are as follows:

Consolidated Statement of Financial Position	12.31.2018	IFRS 16 Adjustments	01.01.2019
Assets
Property, Plant & Equipment (several)	17,805,700	(17,805,700)		(i)
Right of use	—	37,380,774	37,380,774	(i)

Liabilities				(ii)
Lease liabilities short-term	1,534,467	4,410,510	5,944,977
Lease liabilities long-term	13,797,468	12,309,239	26,106,707
i.	Right-of-use assets consisting of CLP 17,805,700 from transfers of other Property, Plant and Equipment assets and CLP 19,575,074 for assets arising from operating leases.
ii.	Lease Liabilities increase

Following the adoption of IFRS 16, the Group applied a single recognition and measurement approach for all leases for which it is the tenant, except for short-term leases and low-value asset leases. The Group recognized lease liabilities for lease payments and right-of-use assets that represent the right to use the underlying assets. In accordance with the amended retrospective adoption method, the Group recognized assets and liabilities for the total future payments committed in the contracts.

IFRIC 23 “Uncertainty over Income Tax Treatments”

The Interpretation addresses the accounting of income taxes when tax treatments imply uncertainty that affects the application of IAS 12 “Income taxes”. It does not apply to taxes or encumbrances that are outside the scope of IAS 12, nor does it specifically include requirements related to interests and penalties associated with uncertain tax treatments. The Interpretation specifically addresses the following:

•	If an entity considers the treatment of uncertain tax positions separately
•	The assumptions that an entity makes about the assessment of tax treatments by tax authorities
•	How an entity determines fiscal gain (tax loss), tax bases, unused tax losses, unused tax credits and tax rates.
•	How an entity considers changes in facts and circumstances.

This interpretation began its effective application as of January 1, 2019. The application of IFRIC 23 has not generated impacts on the consolidated financial statements of Embotelladora Andina and its subsidiaries.

Amendments to IFRS that have been issued effective as of the date of these financial statements, are detailed below.

	Amendments	Application date
IFRS 3	Business combinations – interests previously held in a joint operation	January 1, 2019
IFRS 9	Financial instruments – payments with negative compensation	January 1, 2019
IFRS 11	Joint agreements – interests previously held in a joint operation	January 1, 2019
IAS 12	Income taxes – tax consequences of payments related to financial instruments classified as equity	January 1, 2019
IAS 23	Loan costs – eligible loan costs to be capitalized	January 1, 2019
IAS 28	Investments in associates – long-term investments in associates or joint ventures	January 1, 2019
IAS 19	Employee benefits – amendment, reduction or liquidation of the plan	January 1, 2019

Company Management evaluates the impact of the amendments listed above, once such transactions are carried out.

2.24.2     New Accounting Standards, Interpretations and Amendments with effective application for annual periods beginning on or after January 1, 2020.

Standards and interpretations, as well as IFRS amendments, which have been issued, but have still not become effective as of the date of these financial statements are set forth below. The Company has not made an early adoption of these standards.

	Standards and Interpretations	Mandatory application date
Conceptual Framework	Revised Conceptual Framework	January 1, 2020
IFRS 17	Insurance Contracts	January 1, 2021

Revised Conceptual Framework

The IASB issued a Revised Conceptual Framework in March 2018, incorporating some new concepts, providing updated definitions and recognition criterion for assets and liabilities and clarifying some important concepts.

Changes in the Conceptual Framework may affect the application of IFRS when no standard applies to a given transaction or event. The Revised Conceptual Framework becomes effective for periods ending on or after January 1, 2020.

IFRS 17 Insurance Contracts

In May 2017, the IASB issued IFRS 17 Insurance Contracts, a new comprehensive accounting standard for insurance contracts that covers recognition, measurement, presentation and disclosure. The new rule applies to all types of insurance contracts, regardless of the type of entity that issues them, being effective for periods beginning on or after January 1, 2021, with required comparative figures, early application is allowed, provided that the entity also applies IFRS 9 and IFRS 15.

Amendments to IFRS which have been issued and will become in effect on January 1, 2020 are detailed below:

	Amendments	Implementation date
IFRS 3	Definition of a business	January 1, 2020
IAS 1 and IAS 8	Definition of material	January 1, 2020
IFRS 9, IAS 39 and IFRS 7	Reference Interest Rate Reform	January 1, 2020
IFRS 10 and IAS 28	Consolidated Financial Statements – sale or contribution of assets between an investor and its associate or joint venture	To be determined

IFRS 3 Business Combinations – Definition of Business

The IASB issued amendments to the definition of business in IFRS 3 Business Combinations, to help entities determine whether an acquired set of activities and assets is a business or not. The IASB clarifies the minimum requirements for defining a business, eliminates the assessment of whether market participants are able to replace any missing elements, includes guidance to help entities assess whether a process acquired is substantial, reduces the definitions of a business and products and introduces an optional fair value concentration test.

Amendments have to be applied to business combinations or asset acquisitions that occur on or after the start of the first annual reporting period beginning on or after January 1, 2020. As a result, entities do not have to review transactions that occurred in previous periods. Early application is permitted and must be disclosed.

Because the amendments apply prospectively to transactions or other events that occur on or after the date of the first application, most entities will probably not be affected by these amendments in the transition. However, those entities that consider the acquisition of a set of activities and assets after implementing the amendments must first update their accounting policies in a timely manner.

Amendments may also be relevant in other areas of IFRS (e.g. they may be relevant when a controller loses control of a subsidiary and has anticipated the sale or contribution of assets between an investor and its associate or joint venture) (Amendments to IFRS 10 and IAS 28).

The Company will perform an impact assessment of the amendment once it takes effect.

IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors- Definition of Material

In October 2018, the IASB issued amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, changes in accounting estimates and errors, to align the definition of “material” in all standards and to clarify certain aspects of the definition. The new definition states that information is material if when omitted, misstated, or reasonably hidden could be expected to influence decisions that primary users of general-purpose of the financial statements make based on those financial statements, which provide financial information about a specific reporting entity.

Amendments should be applied prospectively. Early application is permitted and must be disclosed.

While amendments to the definition of material are not expected to have a significant impact on an entity’s financial statements, the introduction of the term “hide” in the definition could impact the way materiality judgments are made, increasing the importance of how information is communicated and organized in the financial statements.

The Company will perform an impact assessment of the amendment once it takes effect.

IFRS 9 , IAS 39 and IFRS 7 Reference Interest Rate Reform

In September 2019, the IASB issued amendments to IFRS 9, IAS 39 and IFRS 7, which concludes the first stage of its work to respond to the effects of the reform of interbank offer rate (IBOR) in financial information. The amendments provide temporary exceptions that allow hedge accounting to continue during the uncertain period, prior to replacing existing benchmark interest rates with near-risk free alternative interest rates.

Amendments should be applied retrospectively. However, any hedge relationship that has previously been discontinued cannot be reinstated with the application of these amendments, nor can a hedge relationship be designated using the retrospect reasoning benefit. Early application is permitted and must be disclosed.

The Company will perform an impact assessment of the amendment once it takes effect.

IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures – sale or contribution of assets between an investor and its associate or joint venture

Amendments to IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures (2011) address a recognized inconsistency between IFRS 10 requirements and IAS 28 (2011) requirements in the treatment of the sale or contribution of assets between an investor and its associate or joint venture. The amendments, issued in September 2014, state that when the transaction involves a business (whether it is in a subsidiary or not) all gains, or losses generated are recognized. A partial gain or loss is recognized when the transaction involves assets that do not constitute a business, even when the assets are in a subsidiary. The mandatory implementation date of these amendments is yet to be determined because the IASB is awaiting the results of its research project on accounting according to the equity method of accounting. These amendments must be applied retrospectively, and early adoption is allowed, which must be disclosed.

The Company will perform an impact assessment of the amendment once it takes effect.